Customer deposits and deposits from banks - By Type and Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Time Deposits [Line Items]
Payable on demand	$ 7,821,800	$ 8,189,663
Payable on a fixed date	1,714,658	1,843,986
Total deposits	9,536,458	10,033,649
Customers
Time Deposits [Line Items]
Payable on demand	7,813,654	8,169,572
Payable on a fixed date	1,710,338	1,840,281
Total deposits	9,523,992	10,009,853
Customers | Bermuda
Time Deposits [Line Items]
Payable on demand	4,418,649	4,723,445
Payable on a fixed date	834,211	1,223,657
Total deposits	5,252,860	5,947,102
Customers | Cayman
Time Deposits [Line Items]
Payable on demand	2,529,499	2,606,305
Payable on a fixed date	405,215	417,750
Total deposits	2,934,714	3,024,055
Customers | Guernsey
Time Deposits [Line Items]
Payable on demand	865,506	781,119
Payable on a fixed date	470,912	185,457
Total deposits	1,336,418	966,576
Customers | The Bahamas
Time Deposits [Line Items]
Payable on demand	0	58,703
Payable on a fixed date	0	13,417
Total deposits	0	72,120
Banks
Time Deposits [Line Items]
Payable on demand	8,146	20,091
Payable on a fixed date	4,320	3,705
Total deposits	12,466	23,796
Banks | Bermuda
Time Deposits [Line Items]
Payable on demand	442	341
Payable on a fixed date	0	4
Total deposits	442	345
Banks | Cayman
Time Deposits [Line Items]
Payable on demand	7,704	19,615
Payable on a fixed date	4,320	3,701
Total deposits	12,024	23,316
Banks | United Kingdom
Time Deposits [Line Items]
Payable on demand	0	135
Payable on a fixed date	0	0
Total deposits	$ 0	$ 135